Prepayments (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
Schedule of Prepayments

Prepayments, consisted of the following:

	June 30, 2025	June 30, 2024

Prepayment for live concert and entertainment productions	$10,535,833	$8,835,833
Prepayment for transportation services	-	12,061
Prepayment for payroll tax	1,129	-
Less: Provision for impairment loss on prepayments	(10,535,833)	-
Prepayments	$1,129	$8,847,894

Schedule of Allowance for Credit Losses	Movements of allowance for credit losses consisted of the following as of the date indicated:
	June 30, 2025	June 30, 2024

Beginning balance	$-	$-
Addition	10,535,833	-
Ending balance	$10,535,833	$-